WARRANT LIABILITY (Tables)	12 Months Ended
Mar. 31, 2025
IfrsStatementLineItems [Line Items]
Schedule of changes in the warrant liability

	Exercise Price	Warrants	Fair Value Balance
			In 000’$
Warrant liability as of April 1, 2023	$—	—	$—
Fair value of warrants at issuance on October 3, 2023:
Class B Warrants	$45.20	157,895	3,537	(1)
Class C Warrants	$45.20	157,895	4,663	(1)
Placement Agent Warrants	$47.50	7,896	232	(1)
Change in fair value of warrant liability	—	—	(6,868)
Warrant liability as of March 31, 2024		323,686	$1,564
Change in fair value of warrant liability	—	—	388
Warrant liability as of March 31, 2025		323,686	$1,952

(1)	The Company allocated the net proceeds of $5.3 million for the Registered Direct Offering to the warrant liability and recognized the excess of the fair value of the warrant liabilities at inception of $3.1 million as a loss on the Registered Direct Offering of $2.4 million and offering expenses of $0.7 million.

Series C Warrants [Member]
IfrsStatementLineItems [Line Items]
Disclosure of fair value measurement [text block]
	October 3, 2023	March 31, 2025
Exercise price	$45.20	$45.20
Share price	$39.40	$9.25
Expected life (in years)	5.00	3.51
Expected volatility	100.7%	152.01%
Risk-free interest rate	4.80%	3.91%
Dividend yield	—	—

Placement Agent Warrants [Member]
IfrsStatementLineItems [Line Items]
Disclosure of fair value measurement [text block]
	October 3, 2023	March 31, 2025
Exercise price	$47.60	$47.50
Share price	$39.40	$9.25
Expected life (in years)	4.99	3.51
Expected volatility	100.7%	152.01%
Risk-free interest rate	4.80%	3.91%
Dividend yield	—	—